Schedule of remaining contractual undiscounted repayment obligations (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 7,651,065	$ 9,731,390		$ 2,005,219
Cash and cash equivalents	2,342,230	2,979,083	$ 1,533,967	1,951,053		$ 1,217,448
Amount due from related parties					$ 8,783,276	$ 11,877,624
Trade and other payables	5,435,180	6,913,006		2,575,949
Amount due to a former director				111,459
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	7,323,882	9,315,500		1,763,412
Cash and cash equivalents	2,342,230	2,979,083		1,951,053
Amount due from related parties				10,557,240
Total undiscounted financial assets	9,666,112	12,294,583		14,271,705
Trade and other payables	5,215,322	6,633,368		2,184,619
Amount due to related parties				1,311,390
Amount due to a former director				111,459
Borrowings	2,688,478	3,419,476		4,289,790
Total undiscounted financial liabilities	7,903,800	10,052,844		7,897,258
Total net undiscounted financial assets/(liabilities)	1,762,312	2,241,739		6,374,447
Contractual cash flows [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	7,323,882	9,315,500		1,763,412
Cash and cash equivalents	2,342,230	2,979,083		1,951,053
Amount due from related parties				10,557,240
Total undiscounted financial assets	9,666,112	12,294,583		14,271,705
Trade and other payables	5,215,322	6,633,368		2,184,619
Amount due to related parties				1,311,390
Amount due to a former director				111,459
Borrowings	2,688,478	3,419,476		4,289,790
Total undiscounted financial liabilities	7,903,800	10,052,844		7,897,258
Total net undiscounted financial assets/(liabilities)	1,762,312	2,241,739		6,374,447
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	7,323,882	9,315,500		1,763,412
Cash and cash equivalents	2,342,230	2,979,083		1,951,053
Amount due from related parties				10,557,240
Total undiscounted financial assets	9,666,112	12,294,583		14,271,705
Trade and other payables	5,215,322	6,633,368		2,184,619
Amount due to related parties				1,311,390
Amount due to a former director				111,459
Borrowings	1,667,677	2,121,119		2,706,356
Total undiscounted financial liabilities	6,882,999	8,754,487		6,313,824
Total net undiscounted financial assets/(liabilities)	2,783,113	3,540,096		7,957,881
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables
Cash and cash equivalents
Amount due from related parties
Total undiscounted financial assets
Trade and other payables
Amount due to related parties
Amount due to a former director
Borrowings	1,020,802	1,298,358		1,583,434
Total undiscounted financial liabilities	1,020,802	1,298,358		1,583,434
Total net undiscounted financial assets/(liabilities)	$ (1,020,802)	$ (1,298,358)		$ (1,583,434)